Schedule of Investments
As of August 31, 2026
Saturna Core Fund
August 31, 2026
Part F
1
{Unaudited}
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Common Stock - 65.9% Number of Shares Market Value
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 3,150 $ 1,068,952 2.4%
Wireless Telecommunications
Orange ADR 20,000 357,000 0.8%
SK Telecom ADR 16,500 633,435 1.5%
990,435 2.3%
2,059,387 4.7%
Consumer Discretionary
Automotive Retailers
AutoZone
1
90 269,212 0.6%
Automotive Wholesalers
Copart
1
4,500 148,455 0.4%
Home Products Stores
Lowe's 500 102,350 0.2%
Online Marketplace
Amazon.com
1
1,500 389,655 0.9%
Specialty Apparel Stores
Ross Stores 3,750 857,025 2.0%
TJX Companies 2,700 361,557 0.8%
1,218,582 2.8%
2,128,254 4.9%
Consumer Staples
Household Products
Procter & Gamble 1,450 210,424 0.5%
Mass Merchants
Dollarama Inc 900 113,686 0.3%
Packaged Food
Danone ADR 25,000 371,750 0.8%
Nestle ADR 1,000 97,250 0.2%
469,000 1.0%
Personal Care Products
Kimberly-Clark de Mexico, Class A 225,000 527,934 1.2%
Unilever Plc 3,999 259,335 0.6%
787,269 1.8%
1,580,379 3.6%
Energy
Renewable Energy Equipment
First Solar, Inc
1
2,500 504,750 1.2%
Financials
Banks
ANZ Group Holdings ADR 22,000 585,420 1.3%
Consumer Finance
Visa 2,400 910,488 2.1%
Diversified Banks
Banco Santander SA 20,000 291,200 0.7%
Other Financial Services
Mastercard, Class A 1,750 1,031,293 2.4%

Schedule of Investments
As of August 31, 2026
Saturna Core Fund
2
August 31, 2026
Part F
{Unaudited}
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Common Stock - 65.9% Number of Shares Market Value
Percentage of
Net Assets
Financials (continued)
P&C Insurance
Chubb 810 $ 274,266 0.6%
3,092,667 7.1%
Health Care
Large Pharma
AbbVie 1,350 346,167 0.8%
AstraZeneca PLC 2,000 324,260 0.7%
GlaxoSmithKline ADR 18,000 904,500 2.1%
Novartis ADR 2,500 380,150 0.9%
Novo Nordisk ADR 6,250 283,312 0.6%
2,238,389 5.1%
Specialty & Generic Pharma
Sandoz Group AG-ADR
1
2,000 168,220 0.4%
2,406,609 5.5%
Industrials
Building Construction
EMCOR Group Inc. 700 514,178 1.2%
Commercial & Residential Building
Equipment & Systems
Trane 400 177,760 0.4%
Electrical Components
Prysmian S.P.A 4,000 559,132 1.3%
Electrical Power Equipment
Eaton 1,565 628,942 1.4%
Fuji Electric Co. Ltd. 5,500 472,663 1.1%
1,101,605 2.5%
Flow Control Equipment
Parker Hannifin 170 166,505 0.4%
Industrial Wholesale & Rental
Fastenal 3,490 172,092 0.4%
Waste Management
Republic Services 950 209,874 0.5%
2,901,146 6.7%
Information Technology
IT Services
Amdocs Ltd 12,400 781,944 1.8%
Materials
Agricultural Chemicals
Corteva 1,200 101,556 0.2%
Quimica y Minera Chile ADR 9,400 742,694 1.7%
844,250 1.9%
Base Metals
Altius Minerals Corp 16,000 743,577 1.7%
Antofagasta 8,000 427,094 1.0%
South32 ADR 19,000 349,030 0.8%
Southern Copper 5,135 1,072,547 2.4%
2,592,248 5.9%
Cement & Aggregates
CRH PLC 3,000 282,870 0.7%

Schedule of Investments
As of August 31, 2026
Saturna Core Fund
August 31, 2026
Part F
3
{Unaudited}
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Common Stock - 65.9% Number of Shares Market Value
Percentage of
Net Assets
Materials (continued)
Iron
BHP Biliton ADR 8,250 $ 774,840 1.8%
Precious Metals
Agnico-Eagle Mines 1,670 339,194 0.8%
4,833,402 11.1%
Real Estate
Retail REIT
Simon Property Group 3,250 690,040 1.6%
Technology
Communications Equipment
Apple 2,250 712,912 1.6%
Cisco Systems 5,000 552,450 1.3%
Fujikura Ltd 13,000 443,394 1.0%
1,708,756 3.9%
Infrastructure Software
Microsoft 2,000 1,014,580 2.3%
Oracle 1,000 149,120 0.4%
1,163,700 2.7%
Semiconductor Devices
Broadcom 795 294,421 0.7%
Micron Technology 1,300 1,246,349 2.8%
Nvidia 3,750 827,925 1.9%
2,368,695 5.4%
Semiconductor Manufacturing
ASML Holding NY 225 381,602 0.9%
Taiwan Semiconductor ADR 2,550 1,059,066 2.4%
1,440,668 3.3%
6,681,819 15.3%
Utilities
Integrated Electric Utilities
Dominion Energy 8,693 573,825 1.3%
NextEra Energy 6,005 494,452 1.1%
1,068,277 2.4%
Total Common Stock (Cost $17,943,223) $28,728,674 65.9%
Corporate Bonds - 12.8% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Communications
Bellsouth Capital Funding 7.875% due 02/15/2030 $ 150,000 160,427 0.4%
Comcast 5.650% due 06/15/2035 500,000 496,868 1.1%
Comcast 4.650% due 07/15/2042 250,000 203,214 0.5%
Netflix 4.375% due 11/15/2026 250,000 250,055 0.6%
1,110,564 2.6%
Consumer Discretionary
Ford Motor 6.375% due 02/01/2029 220,000 223,524 0.5%
Lowe's 4.250% due 09/15/2044 250,000 196,534 0.5%
O'Reilly Automotive Inc. 4.700% due 06/15/2032 200,000 195,365 0.4%
Stanford University 4.013% due 05/01/2042 100,000 81,709 0.2%
697,132 1.6%

Schedule of Investments
As of August 31, 2026
Saturna Core Fund
4
August 31, 2026
Part F
{Unaudited}
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Corporate Bonds - 12.8% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Consumer Staples
Coca Cola 1.000% due 03/15/2028 $ 250,000 $ 237,360 0.5%
Grupo Bimbo
3
4.875% due 06/27/2044 200,000 174,180 0.4%
411,540 0.9%
Financials
Chubb Ina Holdings 4.350% due 11/03/2045 200,000 164,404 0.4%
Lincoln National(Quarterly SOFR +0.2616%)
2
6.031% due 04/20/2067 250,000 204,494 0.4%
368,898 0.8%
Industrials
CSX Corp 4.650% due 03/01/2068 550,000 429,549 1.0%
Delta Air Lines 3.750% due 10/28/2029 250,000 240,576 0.6%
Fedex Corp
4
3.900% due 02/01/2035 250,000 223,528 0.5%
Norfolk Southern 5.100% due 08/01/2118 275,000 233,073 0.5%
Union Pacific 3.375% due 02/01/2035 250,000 218,108 0.5%
1,344,834 3.1%
Materials
Praxair 3.550% due 11/07/2042 200,000 153,294 0.4%
Real Estate
Welltower 4.250% due 04/15/2028 350,000 347,949 0.8%
Technology
Oracle 2.950% due 04/01/2030 500,000 452,827 1.0%
Qualcomm 3.250% due 05/20/2027 220,000 218,305 0.5%
671,132 1.5%
Utilities
Pacificorp 6.000% due 01/15/2039 500,000 495,358 1.1%
Total Corporate Bonds (Cost $6,276,192) $5,600,701 12.8%
Government Bonds - 7.7% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Financials
Federal Home Loan Bank 4.500% due 12/04/2029 400,000 398,179 0.9%
Government
United States Treasury Bond 4.500% due 02/15/2036 137,000 135,389 0.3%
United States Treasury Bond 3.625% due 02/15/2044 155,000 126,676 0.3%
United States Treasury Bond 6.250% due 05/15/2030 900,000 954,809 2.2%
United States Treasury Bond 3.375% due 11/15/2048 1,150,000 861,287 1.9%
2,078,161 4.7%
Treasury Inflation Protected Securities
United States Treasury Inflation Index Bond 2.125% due 02/15/2054 1,088,255 904,491 2.1%
Total Government Bonds (Cost $3,549,794) $3,380,831 7.7%
Municipals Bonds - 4.4% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Financials
Connecticut State Housing Fin Auth 5.918% due 11/15/2055 250,000 247,713 0.6%

Schedule of Investments
As of August 31, 2026
Saturna Core Fund
August 31, 2026
Part F
5
{Unaudited}
Municipals Bonds - 4.4% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Government
Connecticut State Housing Fin Auth Mtge 5.798% due 11/15/2045 $ 550,000 $ 543,328 1.2%
Municipal Bonds
Colony TX NFM Sales Tax Revenue 7.625% due 10/01/2042 50,000 49,000 0.1%
Maryland Community Development
Administration 6.362% due 09/01/2053 565,000 571,186 1.3%
Virginia State Housing Development
Authority 5.950% due 10/01/2066 500,000 493,704 1.2%
1,113,890 2.6%
Total Municipals Bonds (Cost $1,929,003) $1,904,931 4.4%
Total investments (Cost $29,698,212) $39,615,137 90.8%
Other assets (net of liabilities) 3,997,936 9.2%
Total net assets $43,613,073 100.0%
1
Non-income producing
2
Variable rate security. The interest rate represents the rate in effect at August 31, 2026 and resets periodically based on the parenthetically disclosed reference rate and spread.
3
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At August
31, 2026, the aggregate value of these securities was $174,180 representing 0.4% of total net assets.
4
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At August 31, 2026, the aggregate value of these securities was $223,528 representing 0.5% of total net assets.
ADR: American Depositary Receipt
SA: Special Assessment

Schedule of Investments
As of August 31, 2026
Saturna Growth Fund
6
August 31, 2026
Part F
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Continued on next page.
Common Stock - 97.8% Number of Shares Market Value
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 23,640 $ 8,022,234 9.9%
Meta Platforms Inc, Class A 3,200 1,831,488 2.2%
9,853,722 12.1%
Consumer Discretionary
Automotive Retailers
O'Reilly Automotive
1
19,500 1,731,600 2.1%
Online Marketplace
Amazon.com
1
25,775 6,695,571 8.2%
Specialty Apparel Stores
TJX Companies 16,900 2,263,079 2.8%
10,690,250 13.1%
Consumer Staples
Mass Merchants
Costco Wholesale 3,264 3,080,857 3.8%
Non-Alcoholic Beverages
Monster Beverage 55,800 2,562,336 3.1%
5,643,193 6.9%
Financials
Other Financial Services
Mastercard, Class A 3,791 2,234,074 2.7%
Health Care
Medical Devices
Stryker 4,000 1,295,200 1.6%
Medical Equipment
Intuitive Surgical Inc
1
1,000 376,860 0.5%
1,672,060 2.1%
Industrials
Building Construction
EMCOR Group Inc. 2,200 1,615,988 2.0%
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 12,160 1,680,998 2.1%
Industrial Wholesale & Rental
Ferguson Enterprises 6,250 1,403,188 1.7%
Infrastructure Construction
Quanta Services 3,700 2,246,233 2.7%
Waste Management
Republic Services 3,250 717,990 0.9%
7,664,397 9.4%
Information Technology
Electrical Components
Amphenol Corp- Cl A 15,900 2,520,945 3.1%
Materials
Agricultural Chemicals
Corteva 5,260 445,154 0.6%

Schedule of Investments
As of August 31, 2026
Saturna Growth Fund
August 31, 2026
Part F
7
{Unaudited}
Common Stock - 97.8% Number of Shares Market Value
Percentage of
Net Assets
Materials (continued)
Cement & Aggregates
CRH PLC 7,000 $ 660,030 0.8%
1,105,184 1.4%
Technology
Communications Equipment
Apple 20,785 6,585,727 8.1%
Motorola Solutions 6,000 2,911,800 3.6%
9,497,527 11.7%
Infrastructure Software
Microsoft 15,675 7,951,771 9.8%
Oracle 16,125 2,404,560 2.9%
10,356,331 12.7%
Semiconductor Devices
Advanced Micro Devices
1
7,975 3,753,992 4.6%
Broadcom 12,700 4,703,318 5.8%
Monolithic Power Systems 770 976,183 1.2%
Nvidia 35,000 7,727,300 9.5%
17,160,793 21.1%
37,014,651 45.5%
Utilities
Integrated Electric Utilities
NextEra Energy 14,373 1,183,473 1.5%
Total investments (Cost $23,120,276) $79,581,949 97.8%
Other assets (net of liabilities) 1,795,856 2.2%
Total net assets $81,377,805 100.0%
1
Non-income producing

Schedule of Investments
As of August 31, 2026
Saturna International Fund
8
August 31, 2026
Part F
{Unaudited}
Continued on next page.
Common Stock - 97.6% Number of Shares Market Value Country
1
Percentage of
Net Assets
Consumer Discretionary
Apparel, Footwear & Accessory Design
Hermes International 2,300 $ 4,207,822 France 3.3%
Consumer Staples
Packaged Food
Danone ADR 43,470 646,399 France 0.5%
Danone 15,000 1,118,660 France 0.9%
1,765,059 1.4%
Financials
Banks
ANZ Group Holdings Ltd 189,200 5,034,748 Australia 3.9%
Islamic Banking
Alinma Bank 785,471 5,343,036 Saudi Arabia 4.2%
Measurement Instruments
Hexagon AB- B shares 143,717 1,495,642 Sweden 1.2%
11,873,426 9.3%
Health Care
Biotech
Samsung Biologics Co Ltd
2
1,070 1,186,254 South Korea 0.9%
Health Care Supplies
EssilorLuxottica 25,000 4,639,655 France 3.6%
Large Pharma
AstraZeneca PLC 6,675 1,082,218 United Kingdom 0.9%
GlaxoSmithKline ADR 10,234 514,258 United Kingdom 0.4%
Novo Nordisk ADR 60,481 2,741,604 Denmark 2.2%
Sandoz Group AG 24,472 2,056,144 Switzerland 1.6%
6,394,224 5.1%
Medical Devices
Smith & Nephew 185,701 2,657,436 United Kingdom 2.1%
14,877,569 11.7%
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy AB - B 40,800 1,516,487 Sweden 1.2%
Assa Abloy ADR 58,282 1,082,880 Sweden 0.8%
Johnson Controls International 7,150 988,416 United States 0.7%
3,587,783 2.7%
Construction & Mining Machinery
Komatsu Ltd 122,360 5,660,759 Japan 4.4%
Diversified Industrials
Siemens ADR 5,896 975,198 Germany 0.8%
Electrical Power Equipment
Eaton 4,290 1,724,065 Ireland 1.4%
Fuji Electric Co. Ltd. 56,842 4,884,931 Japan 3.8%
Schneider Electric ADR 17,100 1,169,298 France 0.9%
Schneider Electric SE 8,615 2,948,880 France 2.3%
10,727,174 8.4%
Fabricated Metal & Hardware
Prysmian S.P.A 27,142 3,793,993 Italy 3.0%

Schedule of Investments
As of August 31, 2026
Saturna International Fund
August 31, 2026
Part F
9
{Unaudited}
Common Stock - 97.6% Number of Shares Market Value Country
1
Percentage of
Net Assets
Industrials (continued)
Industrial Automation Controls
ABB Ltd 32,500 $ 3,184,155 Switzerland 2.5%
Industrial Wholesale & Rental
Ferguson Enterprises 22,710 5,098,622 United States 4.0%
33,027,684 25.8%
Materials
Base Metals
Altius Minerals Corp 129,535 6,019,950 Canada 4.7%
Basic & Diversified Chemicals
Air Products & Chemicals 12,010 3,716,615 United States 2.9%
Linde 5,073 2,483,639 United Kingdom 2.0%
6,200,254 4.9%
Cement & Aggregates
CRH PLC 45,000 4,243,050 United States 3.3%
Iron
Rio Tinto ADR 38,118 3,907,095 United Kingdom 3.1%
Precious Metals
Agnico-Eagle Mines 20,000 4,062,200 Canada 3.2%
Specialty Chemicals
Givaudan (reg) 350 1,419,919 Switzerland 1.1%
Kansai Paint Co. Ltd. 218,000 3,925,589 Japan 3.1%
5,345,508 4.2%
29,778,057 23.4%
Technology
Application Software
SAP ADR 13,805 3,049,386 Germany 2.4%
Communications Equipment
Fujikura Ltd 202,321 6,900,607 Japan 5.4%
Samsung Electronics 28,900 5,455,825 South Korea 4.3%
12,356,432 9.7%
Semiconductor Manufacturing
ASML Holding NY 3,564 6,044,580 Netherlands 4.7%
Taiwan Semiconductor ADR 18,172 7,547,195 Taiwan 5.9%
13,591,775 10.6%
28,997,593 22.7%
Total investments (Cost $86,950,879) $124,527,210 97.6%
Other assets (net of liabilities) 3,111,045 2.4%
Total net assets $127,638,255 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt

Schedule of Investments
As of August 31, 2026
Global Sustainable Bond Fund
10
August 31, 2026
Part F
{Unaudited}
Continued on next page.
Corporate Bonds - 59.2% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Communications
Koninklijke KPN 8.375% due 10/01/2030 $ 3,550,000 $ 3,976,428 3.8%
Telecom Italia Capital 6.000% due 09/30/2034 1,450,000 1,477,190 1.4%
Telecom Italia SPA
1
1.625% due 01/18/2029 EUR 2,100,000 2,350,012 2.3%
7,803,630 7.5%
Consumer Discretionary
Coty/HFC Prestige
2
6.625% due 07/15/2030 750,000 751,726 0.7%
Lowe's 5.800% due 10/15/2036 250,000 257,663 0.3%
O'Reilly Automotive Inc. 4.700% due 06/15/2032 1,250,000 1,221,032 1.2%
O'Reilly Automotive 3.600% due 09/01/2027 150,000 148,662 0.1%
2,379,083 2.3%
Consumer Staples
Natura Cosmeticos SA
1
4.125% due 05/03/2028 2,000,000 1,847,714 1.8%
Unilever Capital 5.900% due 11/15/2032 200,000 209,578 0.2%
2,057,292 2.0%
Energy
Masdar Abu Dhabi
1
4.875% due 07/25/2029 3,750,000 3,729,216 3.6%
Financials
AXA
1,3
5.125% due 01/17/2047 3,000,000 2,997,691 2.9%
Bank Of New York Mellon MTN 3.300% due 08/23/2029 250,000 239,588 0.2%
Chubb Ina Holdings 4.350% due 11/03/2045 100,000 82,202 0.1%
Commonwealth Bank Australia (3-Month
BBSW + 0.410%)
4
4.879% due 12/23/2026 AUD 1,450,000 1,039,350 1.0%
Munich RE
1,5
1.000% due 05/26/2042 EUR 3,200,000 3,149,074 3.0%
PayPal Holdings 2.650% due 10/01/2026 300,000 299,560 0.3%
State Street Float 2047 (Quarterly SOFR
+0.2616%)
4
4.926% due 06/15/2047 4,200,000 3,715,890 3.6%
UBS AG Stamford CT 7.750% due 09/01/2026 200,000 200,000 0.2%
11,723,355 11.3%
Government
New S Wales Treasury CRP
1
3.000% due 04/20/2029 AUD 2,000,000 1,367,085 1.3%
Health Care
Becton Dickinson 6.700% due 08/01/2028 240,000 246,999 0.3%
Medtronic
2
4.375% due 03/15/2035 260,000 244,369 0.2%
491,368 0.5%
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 310,000 292,002 0.3%
Deere 8.100% due 05/15/2030 95,000 105,155 0.1%
FS Luxembourg SARL
1
8.875% due 02/12/2031 2,500,000 2,543,775 2.4%
RELX 4.000% due 03/18/2029 400,000 392,304 0.4%
United Rentals of North America 5.250% due 01/15/2030 350,000 348,561 0.3%
Xylem Inc 5.450% due 06/01/2036 1,000,000 996,647 1.0%
Xylem Inc 4.375% due 11/01/2046 1,000,000 816,003 0.8%
5,494,447 5.3%
Information Technology
NXP BV/NXP FDG/NXP USA 5.000% due 01/15/2033 1,750,000 1,708,281 1.6%
NXP BV/NXP FDG/NXP USA 3.250% due 05/11/2041 1,500,000 1,087,128 1.1%

Schedule of Investments
As of August 31, 2026
Global Sustainable Bond Fund
August 31, 2026
Part F
11
{Unaudited}
Continued on next page.
Corporate Bonds - 59.2% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Information Technology (continued)
RELX Finance BV
1
0.875% due 03/10/2032 EUR $ 1,000,000 $ 992,662 1.0%
3,788,071 3.7%
Materials
Antofogasta PLC
1
5.625% due 09/09/2035 1,850,000 1,829,825 1.8%
Praxair 3.550% due 11/07/2042 2,750,000 2,107,791 2.0%
Stora Enso OYJ 144A
2
7.250% due 04/15/2036 500,000 550,009 0.5%
Stora Enso OYJ
1
7.250% due 04/15/2036 300,000 330,005 0.3%
4,817,630 4.6%
Real Estate
MAF Global Securities
1,6
7.875% due PERP 4,497,000 4,542,470 4.4%
Prologis 1.250% due 10/15/2030 500,000 431,382 0.4%
Republic of Turkiye 9.125% due 07/13/2030 2,000,000 2,180,106 2.1%
7,153,958 6.9%
Technology
Apple 4.500% due 02/23/2036 350,000 338,414 0.3%
Nokia OYJ
1
4.375% due 08/21/2031 EUR 2,500,000 2,958,936 2.9%
Qualcomm 3.250% due 05/20/2027 100,000 99,230 0.1%
3,396,580 3.3%
Utilities
Brookfield Renewable Partners ULC 4.542% due 10/12/2035 CAD 3,000,000 2,118,733 2.1%
Florida Power & Light 5.950% due 10/01/2033 100,000 103,328 0.1%
National Central Cooling
1
5.279% due 03/05/2030 3,000,000 3,005,179 2.9%
Puget Sound Energy 4.434% due 11/15/2041 300,000 252,843 0.2%
United Utilities 6.875% due 08/15/2028 1,600,000 1,653,649 1.6%
7,133,732 6.9%
Total Corporate Bonds (Cost $62,101,238) $61,335,447 59.2%
Government Bonds - 31.5% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Financial Services
Intl Finance Corp
1
7.000% due 07/20/2027 MXN 26,000,000 1,519,604 1.5%
Financials
African Development Bank
4,7
5.750% due 08/07/2050 3,500,000 3,409,199 3.3%
Federal Home Loan Bank 5.000% due 10/14/2044 250,000 240,788 0.2%
Federal Home Loan Bank 4.500% due 12/04/2029 250,000 248,862 0.3%
First Abu Dhabi Bank PJSC
1
5.125% due 10/13/2027 1,750,000 1,755,704 1.7%
Int'l Bk Recon & Develop 9.500% due 02/09/2029 BRL 2,500,000 448,708 0.4%
6,103,261 5.9%
Government
European Bk Recon & Dev
8
–% due 12/03/2030 MXN 25,000,000 955,185 0.9%
European Investment Bank
1
4.500% due 02/16/2028 MXN 55,000,000 3,096,661 3.0%
Export-Import Bank Korea 5.125% due 01/11/2033 500,000 506,642 0.5%
First Nations Finance Authority 4.050% due 06/01/2035 CAD 2,500,000 1,798,490 1.7%
International Finance 7.020% due 04/06/2028 MXN 23,000,000 1,328,528 1.3%
International Finance
1
12.000% due 11/03/2027 COP 1,000,000,000 306,397 0.3%
Int'l Bk Recon & Develop
1
5.750% due 01/14/2028 BRL 5,500,000 971,638 0.9%
Int'l Bk Recon & Develop 5.000% due 10/07/2026 COP 7,000,000,000 2,156,502 2.1%
Int'l Bk Recon & Develop 10.000% due 11/08/2027 BRL 12,500,000 2,346,547 2.3%
Intl Finance Corp 10.750% due 02/15/2028 BRL 2,000,000 376,177 0.4%

Schedule of Investments
As of August 31, 2026
Global Sustainable Bond Fund
12
August 31, 2026
Part F
{Unaudited}
Continued on next page.
Government Bonds - 31.5% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Government (continued)
Perusahaan Penerbit SBSN
1
3.550% due 06/09/2051 $ 500,000 $ 332,505 0.3%
Queensland Treasury
1
2.500% due 03/06/2029 AUD 1,750,000 1,185,741 1.1%
Republic of Chile 4.340% due 03/07/2042 500,000 421,875 0.4%
United Kingdom Gilt
1
1.500% due 07/31/2053 GBP 550,000 310,774 0.3%
United States Treasury Bond 5.250% due 02/15/2029 300,000 306,680 0.3%
United States Treasury Bond 5.375% due 02/15/2031 400,000 414,406 0.4%
United States Treasury Bond 6.125% due 08/15/2029 950,000 994,531 1.0%
United States Treasury Bond 3.125% due 11/15/2041 145,000 114,709 0.1%
United States Treasury Bond 3.375% due 11/15/2048 560,000 419,409 0.4%
United States Treasury Note 2.375% due 05/15/2027 650,000 642,109 0.6%
United States Treasury Note 2.875% due 05/15/2052 400,000 263,609 0.3%
United States Treasury Note 2.250% due 08/15/2027 750,000 736,248 0.7%
US Treasury Bond 4.500% due 05/31/2029 350,000 350,807 0.3%
US Treasury Strips –% due 02/15/2045 5,050,000 1,853,160 1.8%
22,189,330 21.4%
Treasury Inflation Protected Securities
United States Treasury Inflation Index Bond 2.125% due 02/15/2054 2,992,701 2,487,349 2.4%
US Government Agency
Freddie Mac 4.750% due 12/18/2029 300,000 299,618 0.3%
Total Government Bonds (Cost $32,619,508) $32,599,162 31.5%
Municipals Bonds - 6.2% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Financials
Connecticut State Housing Fin Auth 5.918% due 11/15/2055 500,000 495,426 0.5%
Massachusetts St Hsg Fin Revenue 5.781% due 12/01/2040 215,000 214,985 0.2%
710,411 0.7%
Government
Connecticut State Housing Fin Auth Mtge 5.798% due 11/15/2045 450,000 444,541 0.4%
Illinois St Hsg Dev Auth Revnue 5.929% due 10/01/2050 500,000 483,106 0.5%
Illinois St Hsg Dev Auth Revnue 5.758% due 10/01/2053 435,000 416,548 0.4%
Maryland Cmnty Dev Admin Hsg 5.991% due 09/01/2044 300,000 299,636 0.3%
Minnesota Housing Finance Agency 5.925% due 07/01/2049 290,000 285,076 0.3%
Minnesota St Hsg Fin Agy 5.794% due 07/01/2044 750,000 746,192 0.7%
New York NY 5.846% due 06/01/2040 200,000 201,827 0.2%
Ohio St Hsg Fin Agy RSDL 6.225% due 09/01/2055 495,000 499,289 0.5%
San Francisco City & Cnty CA Cmnty Facs 4.000% due 09/01/2048 965,000 753,142 0.7%
4,129,357 4.0%
Municipal Bonds
Massachusetts Housing Finance Agency 5.989% due 12/01/2044 300,000 299,187 0.3%
San Diego Unified School District 3.965% due 07/01/2029 300,000 296,036 0.3%
Virginia St Hsg Dev Auth 5.889% due 07/01/2051 750,000 746,563 0.7%
Virginia State Housing Development
Authority 5.950% due 10/01/2066 240,000 236,978 0.2%
1,578,764 1.5%
Total Municipals Bonds (Cost $6,524,555) $6,418,532 6.2%

Schedule of Investments
As of August 31, 2026
Global Sustainable Bond Fund
August 31, 2026
Part F
13
{Unaudited}
Mortgage Backed - 0.2% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Real Estate
Federal National Mortgage Association 4.500% due 11/01/2044 $ 187,083 $ 180,696 0.2%
Total Mortgage Backed (Cost $186,104) $180,696 0.2%
Total investments (Cost $101,431,405) $100,533,837 97.1%
Other assets (net of liabilities) 3,012,413 2.9%
Total net assets $103,546,250 100.0%
1
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At August
31, 2026, the aggregate value of these securities was $40,816,271 representing 39.4% of total net assets.
2
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At August 31, 2026, the aggregate value of these securities was $1,546,104 representing 1.4% of total net assets.
3
AXA is a fixed to float bond. The bond has a fixed rate until 01/17/2027. The interest rate represents the rate in effect at August 31, 2026.
4
Variable rate security. The interest rate represents the rate in effect at August 31, 2026 and resets periodically based on the parenthetically disclosed reference rate and spread.
5
Munich RE is a fixed to float bond. The bond has a fixed rate until 05/26/2032. The interest that represents the rate in effect at August 31, 2026.
6
MAF Global Securities is a fixed to variable bond. The bond has a fixed rate until 09/30/2027. The interest that represents the rate in effect at August 31, 2026.
7
African Development Bank is a fixed to variable bond. The bond has a fixed rate until 08/07/2034. The interest that represents the rate in effect at August 31,
2026.
8
Non-income producing
HFC: Housing Finance Corporation
SA: Special Assessment
AUD : Australian dollar
BRL : Brazilian real
CAD : Canadian dollar
COP : Colombian peso
EUR : Euro
GBP : British pound
MXN : Mexican peso
USD : United States dollar

Notes To Financial Statements
14
August 31, 2026
Part F
Note 1 – Organization
Saturna Investment Trust (the “Trust”) was established under
Washington State Law as a business trust on February 20, 1987.
Note 2 – Significant Accounting Policies
The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the
United States of America, which are consistently followed by the
Funds in preparation of their financial statements.
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.
Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.
Fixed-income debt instruments, such as commercial paper, bankers’
acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Any discount or premium is accreted or amortized on a straight-line basis until maturity.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good by the adviser (Saturna
Capital) as each Fund’s valuation designee to perform fair value functions in accordance with valuation policies and procedures adopted by the adviser, whom the Board of Trustees has designated subject to the Board of Trustee’s oversight.
Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Share valuation:
Each Fund computes the share price of each share class by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights. As a result of the differences in the expenses borne by each share class, the share price and distributions will vary among a Fund’s share classes. The Funds’
shares are not priced or traded on days the New York Stock
Exchange is closed. The NAV is both the offering and redemption price per share.
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 − Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 − Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 , in valuing the Funds’ investments carried at fair value.
Share Valuation Inputs as of August 31, 2026
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Core Fund
Common Stock
Communications $2,059,387 $– $– $2,059,387
Consumer Discretionary $2,128,254 $– $– $2,128,254
Consumer Staples $1,052,445 $527,934 $– $1,580,379

Notes To Financial Statements
(continued)
August 31, 2026
Part F
15
Energy $504,750 $– $– $504,750
Financials $3,092,667 $– $– $3,092,667
Health Care $2,406,609 $– $– $2,406,609
Industrials $1,869,351 $1,031,795 $– $2,901,146
Information Technology $781,944 $– $– $781,944
Materials $4,406,308 $427,094 $– $4,833,402
Real Estate $690,040 $– $– $690,040
Technology $6,238,425 $443,394 $– $6,681,819
Utilities $1,068,277 $– $– $1,068,277
Total Common Stock $26,298,457 $2,430,217 $– $28,728,674
Corporate Bonds
1
$– $5,600,701 $– $5,600,701
Government Bonds
1
$– $3,380,831 $– $3,380,831
Municipals Bonds
1
$– $1,904,931 $– $1,904,931
Total Assets $26,298,457 $13,316,680 $– $39,615,137
Growth Fund
Common Stock
1
$79,581,949 $– $– $79,581,949
Total Assets $79,581,949 $– $– $79,581,949
International Fund
Common Stock
Consumer Discretionary $– $4,207,822 $– $4,207,822
Consumer Staples $646,399 $1,118,660 $– $1,765,059
Financials $– $11,873,426 $– $11,873,426
Health Care $3,255,862 $11,621,707 $– $14,877,569
Industrials $11,038,479 $21,989,205 $– $33,027,684
Materials $24,432,549 $5,345,508 $– $29,778,057
Technology $16,641,161 $12,356,432 $– $28,997,593
Total Common Stock $56,014,450 $68,512,760 $– $124,527,210
Total Assets $56,014,450 $68,512,760 $– $124,527,210
Global Sustainable Bond Fund
Corporate Bonds
1
$– $61,335,447 $– $61,335,447
Government Bonds
1
$– $32,599,162 $– $32,599,162
Mortgage Backed
1
$– $180,696 $– $180,696
Municipals Bonds
1
$– $6,418,532 $– $6,418,532
Total Assets $– $100,533,837 $– $100,533,837
1
See the Schedule of Investments for additional details.
Note 2 – Significant Accounting Policies
(continued)